Fees Summary	Nov. 14, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,553,000
Previously Paid Amount	0.00
Total Fee Amount	850.16
Total Offset Amount	0.00
Net Fee	850.16
Narrative - Max Aggregate Offering Price	$ 5,553,000
Final Prospectus	true